--------------------------------------------------------------------------------
                             Important Information
--------------------------------------------------------------------------------


May 9, 2005


Dear Fellow Shareholder:

I am writing to ask for your vote on an important matter that will affect your investment in Light Revolution Fund. The enclosed proxy statement contains information about a proposal to approve the reorganization of your fund into John Hancock Technology Leaders Fund, a newly organized mutual fund. If the reorganization of your fund is approved, shareholders of your fund will become Class A shareholders of John Hancock Technology Leaders Fund upon the closing of the reorganization and will receive the same number of Class A shares of John Hancock Technology Leaders Fund as held in your fund at the time of the reorganization.

Why is the reorganization being proposed?

The directors of your fund believe that reorganizing your fund into an investment company with similar investment policies that is part of the John Hancock family of funds offers you significant potential benefits. These benefits include:

     o John Hancock Advisers, LLC's experience and resources in managing mutual funds;
     o John Hancock Advisers, LLC's commitment for one year following the reorganization to limit the total operating expenses of Class A shares of the John Hancock Technology Leaders Fund and the potential to attract additional assets, which may reduce per share operating expenses in the long term. Your fund's gross operating expenses are substantially higher than both the estimated gross expenses of John Hancock Technology Leaders Fund and the expenses after the expense limitation; and
     o The exchange privileges offered to shareholders of the John Hancock family of funds, as well as the waiver of sales charges on additional purchases of Class A shares of the John Hancock Technology Leaders Fund.

Therefore, your fund's directors recommend that you vote FOR the reorganization.

Impact on Fund Expenses

It is important to note that your fund expenses will not increase as a result of the reorganization. In fact, expenses of John Hancock Technology Leaders Fund after the reorganization are expected to be lower than your Fund's operating expenses before and after fee reductions.

Your Vote Matters

After careful consideration, your fund's directors have unanimously approved the reorganization of your fund into John Hancock Technology Leaders Fund. The enclosed proxy statement contains further explanation and important details of the reorganization, which I strongly encourage you to read before voting. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on June 17, 2005, or as soon thereafter as practicable.

Your vote makes a difference, no matter what the size of your investment. Please review the enclosed proxy materials and submit your vote promptly to help us avoid the need for additional mailings. If you have any questions or need additional information, please call 1-888-463-3957. I thank you for your prompt vote on this matter.

                                                Sincerely,


                                                /s/Henry Hewitt


                                                Henry Hewitt, President

LIGHT REVOLUTION FUND
a series of Light Revolution Fund, Inc.
("your fund" or the "fund")
700 Court A
Tacoma, Washington 98402

Notice of Special Meeting of Shareholders
Scheduled for June 15, 2005

This is the formal agenda for your fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of the fund:

A shareholder meeting for the fund will be held at 700 Court A, Tacoma, Washington on Wednesday, June 15, 2005, at 9:00 A.M., local time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between your fund and John Hancock Technology Leaders Fund ("Technology Leaders Fund"). Under this agreement, your fund would transfer all of its assets to Technology Leaders Fund in exchange for Class A shares of Technology Leaders Fund. These shares would be distributed proportionately to you and the other shareholders of your fund in redemption of the outstanding shares of the fund. Technology Leaders Fund would also assume the fund's liabilities that were reflected in the calculation of net asset value on the closing date of the reorganization.

2. Any other business that may properly come before the meeting, or any postponements or adjournments thereof.

Shareholders of record as of the close of business on April 8, 2005 are entitled to vote at the meeting and at any postponements or adjournments thereof.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, it may result in additional shareholder solicitation.

                                            By order of the Board of Directors,


                                            /s/Henry Hewitt

                                            Henry Hewitt, President and Director

May 9, 2005

PROXY STATEMENT of
LIGHT REVOLUTION FUND
a series of Light Revolution Fund, Inc.
("your fund," the "fund" or the "Acquired Fund")

PROSPECTUS for
John Hancock Technology Leaders Fund
a series of John Hancock Equity Trust
(the "Acquiring Fund" or "Technology Leaders Fund")

The address of your fund is 700 Court A, Tacoma, Washington 98402. The address of the Acquiring Fund is 101 Huntington Avenue, Boston, Massachusetts 02199.

                                  * * * * * *

How The Reorganization Will Work

     o Your fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume your fund's liabilities that are reflected in the calculation of net asset value at the closing of the reorganization between your fund and the Technology Leaders Fund (the "Reorganization").


     o The Acquiring Fund will issue Class A shares to your fund in an amount equal to the value of its net assets, and the Class A shares will be distributed to you in redemption of your interest in the fund. Since the net asset value of the Acquiring Fund will be the same as the net asset value of your fund, you will receive the same number of Class A shares of the Acquiring Fund that you held in your fund immediately prior to the Reorganization.

     o John Hancock Advisers, LLC ("JHA") will act as investment adviser to the Acquiring Fund.

     o The Class A shares of the Technology Leaders Fund you receive in the Reorganization will not be subject to any sales charge. If you own shares in your own name as of the closing of the Reorganization (for example, not in the name of a broker), you may purchase additional Class A shares of the Technology Leaders Fund in that same account in the future without paying any sales charge. Except as described above, Class A shares of the John Hancock family of funds are subject to a front-end sales charge of up to 5.00%. The Class A shares of the John Hancock family of funds, including Technology Leaders Fund, are also subject to 12b-1 fees.

     o The Reorganization is intended to result in no income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund or the shareholders of the Acquired Fund.

An investment in the Technology Leaders Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Shares of the Technology Leaders Fund have not been approved or disapproved by the Securities and Exchange Commission ("SEC"). The SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Rationale For The Reorganization
The directors of your fund believe that reorganizing your fund into an investment company with similar investment policies that is part of the John Hancock family of funds offers you substantial potential benefits. These benefits include:

     o    JHA's experience and resources in managing mutual funds;

     o JHA's commitment for one year following the reorganization to limit the ordinary operating expenses (excluding interest, tax expense and other extraordinary items) of Class A shares of the Technology Leaders Fund to 1.80% of average daily net assets, and the potential to attract additional assets, which may reduce per share operating expenses in the long term. Your fund's gross operating expenses are substantially higher than both the estimated gross expenses of the Acquiring Fund and the expenses after the expense limitation; and

     o The exchange privileges offered to shareholders of the John Hancock family of funds, as well as the waiver of sales charges received in the Reorganization on additional purchases of Class A shares of the Technology Leaders Fund.

Therefore, your fund's directors recommend that you vote FOR the reorganization.


                                                Where to Get More Information
--------------------------------------------------------------------------------------------------------------------------------
 Your fund's Prospectus dated February 25, 2005.               On file with the SEC or available at no charge by calling our
-------------------------------------------------------------- toll-free number: 1-800-463-3957. Incorporated by reference
 Your fund's Statement of Additional Information dated         into (and therefore legally part of) this proxy statement
 February 25, 2005.                                            and prospectus.
--------------------------------------------------------------
 Your fund's annual report to shareholders dated
 October 31, 2004.
--------------------------------------------------------------------------------------------------------------------------------
 Prospectus of the Acquiring Fund dated May 9, 2005.           On file with the SEC or available at no charge by calling our toll-free number: 1-800-225-5291. Included in the same
                                                               envelope as this proxy statement and prospectus. This
                                                               document is incorporated by reference into (and therefore
                                                               legally part of) this proxy statement and prospectus.
--------------------------------------------------------------------------------------------------------------------------------
 Statement of Additional Information of the Acquiring Fund     On file with the SEC or available at no charge by calling our
 dated May 9, 2005.                                            toll-free number: 1-800-225-5291. Incorporated by reference into (and therefore legally part of) this proxy statement
                                                               and prospectus.
--------------------------------------------------------------------------------------------------------------------------------
 A combined Statement of Additional Information dated          On file with the SEC or available at no charge by calling our
 May 9, 2005. It contains additional information about         toll-free number: 1-800-225-5291. Incorporated by reference
 your fund and the Acquiring Fund.                             into (and therefore legally part of) this proxy statement
                                                               and prospectus.
--------------------------------------------------------------------------------------------------------------------------------
 To ask questions about this Proxy Statement and Prospectus.   Call our toll-free telephone number: 1-800-225-5291
--------------------------------------------------------------------------------------------------------------------------------

        The date of this proxy statement and prospectus is May 9, 2005.

                               TABLE OF CONTENTS


                                                                                  Page
                                                                                  -----
INTRODUCTION .....................................................................  4
PROPOSAL 1 -- Proposal to Approve the Agreement and Plan of Reorganization .......  4
SUMMARY -- Comparison of Funds and Investment Objectives, Strategies and Policies   4
SUMMARY -- Comparison of Classes of Shares .......................................  6
BUYING, SELLING AND EXCHANGING SHARES OF TECHNOLOGY LEADERS FUND .................  6
THE FUNDS' EXPENSES ..............................................................  7
COMPARISON OF INVESTMENT RISKS ...................................................  8
PAST PERFORMANCE OF YOUR FUND ....................................................  8
PROPOSAL TO APPROVE AGREEMENT AND PLAN OF REORGANIZATION .........................  9
CAPITALIZATION ................................................................... 12
ADDITIONAL INFORMATION ABOUT TECHNOLOGY LEADERS FUND'S BUSINESS .................. 12
BOARDS' EVALUATION AND RECOMMENDATION ............................................ 13
MATERIAL PROVISIONS OF THE MANAGEMENT CONTRACT ................................... 13
TECHNOLOGY LEADERS FUND'S CLASS A RULE 12B-1 PLAN ................................ 14
COMPARISON OF MARYLAND CORPORATION AND MASSACHUSETTS BUSINESS TRUST .............. 15
VOTING RIGHTS AND REQUIRED VOTE .................................................. 16
INFORMATION CONCERNING THE MEETING ............................................... 16
OWNERSHIP OF SHARES OF THE FUND .................................................. 17
INDEPENDENT ACCOUNTANTS .......................................................... 17
AVAILABLE INFORMATION ............................................................ 17
EXHIBIT A -- Form of Agreement and Plan of Reorganization ........................ A-1

INTRODUCTION

This proxy statement and prospectus is being used by the board of directors of your fund to solicit proxies to be voted at a special meeting of your fund's shareholders. This meeting will be held at 700 Court A, Tacoma, Washington on Wednesday, June 15, 2005 at 9:00 A.M., local time. The purpose of the meeting is to consider the proposal to approve the Agreement and Plan of Reorganization (the "Agreement") providing for the Reorganization of your fund into the Acquiring Fund. This proxy statement and prospectus is being mailed to your fund's shareholders on or about May 9, 2005.

You should read the entire proxy statement and prospectus carefully, including the Form of Agreement and Plan of Reorganization attached as Exhibit A, because they contain details that are not in the summary.

Who is Eligible to Vote?
Shareholders of record on April 8, 2005 are entitled to notice of, and to attend and vote at the meeting or any adjournments or postponements thereof. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL 1

Approval of Agreement and Plan of Reorganization Between
Your Fund and Technology Leaders Fund

A proposal to approve an Agreement and Plan of Reorganization between your fund and Technology Leaders Fund. Under this Agreement, your fund would transfer all of its assets to Technology Leaders Fund in exchange for Class A shares of Technology Leaders Fund. These shares would be distributed proportionately to the shareholders of your fund in redemption of all outstanding shares of the fund. Technology Leaders Fund would also assume your fund's liabilities reflected in the calculation of net asset value at the time of closing of the Reorganization.

The board of directors of your fund recommends that shareholders vote FOR this proposal.

SUMMARY


Comparison of Your Fund to Technology Leaders Fund
In deciding whether to approve the Reorganization, you should consider the similarities and differences between your fund and Technology Leaders Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Technology Leaders Fund is commensurate with the amount of risk involved in the authorized investments of your fund. Both funds seek capital appreciation through investment in technology companies. However, Technology Leaders Fund may invest in a broader range of technology companies than your fund. In addition, Technology Leaders Fund is a newly created series with no prior operating history and will be managed by a different investment adviser and portfolio manager than your fund.


COMPARISON OF FUNDS AND INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES
                     Light Revolution Fund                             Technology Leaders Fund
--------------------------------------------------------------------------------------------------------------------------
 Business            The sole series of Light Revolution Fund, Inc.,   A newly created diversified series of John Hancock
                     a diversified, open-end investment management     Equity Trust, an open-end investment management
                     company organized as a Maryland corporation.      company organized as a Massachusetts business
                                                                       trust.
--------------------------------------------------------------------------------------------------------------------------
 Net assets as of    $3.43 million                                     N/A. Technology Leaders Fund is newly created
 January 31, 2005                                                      and will not commence investment operations
                                                                       until the closing of the Reorganization.
--------------------------------------------------------------------------------------------------------------------------
 Investment          Investment Adviser:                               Investment Adviser:
 adviser and         Light Index Investment Company ("Light")          John Hancock Advisers, LLC ("JHA")
 portfolio managers
                     Portfolio manager:                                Portfolio manager:
                     Henry Hewitt                                      Anurag Pandit
--------------------------------------------------------------------------------------------------------------------------
 Investment          Each fund seeks capital appreciation.
 objective
--------------------------------------------------------------------------------------------------------------------------

   COMPARISON OF FUNDS AND INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES
                       Light Revolution Fund                                  Technology Leaders Fund
--------------------------------------------------------------------------------------------------------------------------
                       This objective is fundamental and cannot be            This objective is non-fundamental and can be
                       changed without shareholder approval.                  changed without shareholder approval.
--------------------------------------------------------------------------------------------------------------------------

 Primary               Your fund seeks to achieve its investment              Technology Leaders Fund will normally invest
 investments           objective by investing primarily in common             at least 80% of its assets in companies that
                       stocks of companies with large market                  JHA believes are, or have the potential to
                       capitalizations in the technology business engaged     be, technology leaders. These companies may
                       in the processing or delivery of information. A        be in a variety of businesses, including
                       large capitalization company would typically have      computer hardware, computer software and
                       a market capitalization of at least $1 billion.        telecommunications, as well as those that
                                                                              are likely to benefit from the use or
                                                                              commercial application of scientific or
                                                                              technological discoveries.

--------------------------------------------------------------------------------------------------------------------------
 Investment            Light focuses on technology business securities        JHA focuses on securities that tend to be
 strategies            that tend to be growth-oriented investments, but       growth-oriented investments, but uses a
                       uses a value-based investment methodology to           value-based investment methodology to
                       identify securities which Light believes are           identify securities that JHA believes are
                       undervalued relative to their intrinsic worth and      undervalued relative to their intrinsic
                       possess characteristics which will lead to a higher    worth and possess characteristics which will
                       market price over time. This investment                lead to a higher market price over time. JHA
                       methodology is based on the investment                 may select investments to be included in the
                       methodology developed by Light in creating the         portfolio from those in the Light Index. JHA
                       "Light Index" which is composed of the common          has entered into an agreement with Henry
                       stocks of publicly-traded, large capitalization        Hewitt, President and majority shareholder
                       companies engaged in the processing or delivery        of Light, to provide consulting services to
                       of information selected from a group of                JHA in connection with its management of the
                       companies that Light believes will lead the            fund, including the use of the Light Index
                       transition of the world's economy from the             as a source of potential investment universe
                       industrial age to the information age. In making       companies for the fund.
                       its decision, Light includes a particular company
                       from this group based upon its review of that          JHA will select particular companies for
                       company's attributes relative to its current market    purchase by the fund based upon a review of
                       value, such as:                                        various attributes, including sales growth
                                                                              and research and development expenditures.
                       o strong sales growth;                                 JHA will sell the stock of particular
                       o substantial spending on research and                 companies for a variety of reasons including
                         development;                                         a determination that a company is no longer
                       o increasing operating margins; and                    a leading firm in its segment of the market.
                       o growing market shares.

                                                                              As a result of its investment strategy, the
                                                                              fund typically invests in companies in the
                                                                              capitalization range of the Standard &
                                                                              Poor's 500 Index, which was $566 million to
                                                                              $381.7 billion as of February 28, 2005.

--------------------------------------------------------------------------------------------------------------------------
 Diversification       Each fund is diversified, which means that, with respect to 75% of total assets, the fund cannot invest (i) more than 5% of total assets in securities of a single issuer or (ii) in securities representing more than 10% of the outstanding voting securities of an issuer.
--------------------------------------------------------------------------------------------------------------------------
 Debt securities       Your fund generally invests substantially all of its   Technology Leaders Fund may invest up to 10%
                       assets in common stocks.                               of net assets in debt securities of any
                                                                              maturity, including bonds rated as low as
                                                                              CC/Ca and their unrated equivalents. (Bonds
                                                                              rated below BBB/Baa are considered junk
                                                                              bonds.)
--------------------------------------------------------------------------------------------------------------------------
 Derivatives           Your fund may invest up to 5% of its net assets in     While not a primary strategy of the fund,
                       derivatives, including options and futures.            the fund may invest in derivative
                                                                              instruments, including futures and options,
                                                                              for hedging or speculative purposes.
--------------------------------------------------------------------------------------------------------------------------
 Temporary             Your fund intends to be substantially fully            Technology Leaders Fund may invest up to
 defensive positions   invested at all times and only holds short-term        100% of its assets temporarily in non-equity
                       fixed income securities for anticipated                securities, such as investment grade
                       redemptions, pending investments and to pay            corporate bonds, commercial paper and
                       expenses.                                              government securities.
--------------------------------------------------------------------------------------------------------------------------

COMPARISON OF CLASSES OF SHARES
--------------------------------------------------------------------------------------------------------------------------
 Class A sales     Your fund has only one class of shares. Shares      The Class A Shares of the Technology Leaders
 charges           are offered with no sales charges.                  Fund you receive in the Reorganization will not be
                                                                       subject to any sales charge. Moreover, if you own
                                                                       shares in your own name as of the closing of the
                                                                       Reorganization (for example, not in the name of a
                                                                       broker), you may purchase additional Class A
                                                                       shares of the Technology Leaders Fund in the
                                                                       future without paying any sales charge.

                                                                       Except as described above, Class A shares of the
                                                                       Technology Leaders Fund are subject to a front-
                                                                       end sales charge of up to 5.00%. Technology
                                                                       Leaders Fund also offers several other classes of
                                                                       shares which are subject to different sales charges
                                                                       and 12b-1 fees, as well as a class of shares for
                                                                       institutional investors without any sales charges
                                                                       or 12b-1 fees.
--------------------------------------------------------------------------------------------------------------------------
 12b-1 fees        Your fund is subject to Rule 12b-1 fees at an       Technology Leaders Fund will be subject to Rule
                   annual rate of 0.25% of average daily net assets.   12b-1 fees at an annual rate of 0.30% of average
                                                                       daily net assets attributed to Class A Shares.
                   --------------------------------------------------------------------------------------------------------
                   Rule 12b-1 fees are paid out of a fund's assets on an ongoing basis. Over time, these fees will increase the cost of investments and may cost more than other types of sales charges.
--------------------------------------------------------------------------------------------------------------------------
 Management fees   Your fund pays a management fee at an annual        Technology Leaders Fund will pay a management
                   rate of 1.00% of average daily net assets.          fee at an annual rate of 1.00% of average daily
                                                                       net assets.
 --------------------------------------------------------------------------------------------------------------------------
 Other expenses    In addition to the Rule 12b-1 fees and              In addition to the Rule 12b-1 fees and
                   management fees, your fund pays other expenses,     management fees, Technology Leaders Fund pays
                   including transfer agency fees and legal and        other expenses. For the current fiscal year,
                   accounting expenses. For the most recent fiscal     Technology Leaders Fund's estimated expenses for
                   year ended October 31, 2004, the total expenses     Class A shares, before the expense limitation, are
                   of your fund were 4.13% of average daily            estimated to be 2.45% of average daily net assets.
                   net assets.
                                                                       Until June 16, 2006, JHA has agreed to limit
                   Light currently does not limit the operating        Technology Leaders Fund's ordinary operating
                   expenses of your fund.                              expenses (excluding interest, tax expense and
                                                                       other extraordinary expenses) attributable to Class
                                                                       A shares to 1.80% of average daily net assets.
                                                                       There can be no assurance that JHA will continue
                                                                       to limit Technology Leaders Fund's ordinary
                                                                       operating expenses after that time.
--------------------------------------------------------------------------------------------------------------------------

BUYING, SELLING AND EXCHANGING SHARES OF TECHNOLOGY LEADERS FUND
-----------------------------------------------------------------------------------------------------------------------------
 Buying shares       You may buy shares through your financial representative or directly through the fund's transfer agent as described in detail in the Technology Leaders Fund's prospectus.
--------------------------------------------------------------------------------------------------------------------------
 Exchanging shares   You may exchange shares of the Technology Leaders Fund without incurring an exchange fee with the more than 40 other funds in the John Hancock fund family. An exchange generally is treated as a sale and a new purchase of shares for federal income tax purposes.
--------------------------------------------------------------------------------------------------------------------------
 Selling shares      Class A shares of the Technology Leaders Fund are redeemed at their net asset value per share next determined after receipt by the fund of the request for redemption and all other necessary documentation in good order, as described in detail in the Technology Leaders Fund's prospectus.
--------------------------------------------------------------------------------------------------------------------------
 Net asset value     All purchases, exchanges and sales are made at a price based on the next determined net asset value
                     (NAV) per share of the fund. Both funds' NAVs are determined at the close of regular trading on the
                     New York Stock Exchange, which is normally 4:00 P.M. Eastern Time.
--------------------------------------------------------------------------------------------------------------------------

THE FUNDS' EXPENSES

Shareholders of both funds pay various expenses, either directly or indirectly. The following expense tables show the expenses that you would pay if you were to buy and hold shares of each fund. The expenses in the table below are based on (i) for your fund, the total annual expenses of your fund for the twelve month period ended October 31, 2004, and (ii) the estimated annual expenses of Technology Leaders Fund Class A Shares for the current fiscal year.


                                                               Light Revolution     Technology Leaders
                                                                     Fund            Fund -- Class A
--------------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                                          None                 5.00%(1)
Maximum sales charge imposed on reinvested dividends                 None                 None
Maximum deferred sales charge (load) as a % of purchase or
 sale price, whichever is less                                       None                 None
Redemption fee                                                       None(2)              None(3)
Exchange fee                                                         None                 None
Annual fund operating expenses
 (as a % of average net assets)
Management fee                                                       1.00%                1.00%
Distribution and service (12b-1) fee                                 0.25%                0.30%
Other expenses                                                       2.88%                1.15%
Total fund operating expenses                                        4.13%                2.45%
Expense reimbursement                                                 N/A                 0.65%(4)
Net fund operating expenses                                          4.13%                1.80%(4)

(1) As described above, this sales charge does not apply to shares received in the Reorganization or any subsequent purchases of Technology Leaders Fund Class A shares by shareholders of your fund who become shareholders of record of the Technology Leaders Fund through the Reorganization.

(2)  Does not include wire redemption fee (currently $15.00) for your fund.

(3) Does not include wire redemption fee (currently $4.00) for Technology Leaders Fund.

(4) At least until June 16, 2006, JHA has agreed to limit Technology Leaders Fund's ordinary operating expenses (excluding interest, tax expense and other extraordinary items) attributable to Class A shares to 1.80% of average daily net assets. After that date, JHA may discontinue such expense limitation at any time. Light does not limit your fund's operating expenses.

Examples

The hypothetical example below shows what you, as a current shareholder, would pay if you invested $10,000 over the various time periods indicated in each find. The example assumes that you purchased shares without a sales charge, reinvested all dividends and that the average annual return was 5%. The example for Technology Leaders Fund assumes the expense limitation is in effect (until June 16, 2006). The examples are for comparison only and are not a representation of either fund's actual expenses or returns, either past or future.

             Light Revolution     Technology Leaders Fund
                   Fund                   Class A
--------------------------------------------------------------------------------
Year 1            $  415                  $  183
Year 3            $1,255                  $  700
Year 5            $2,110                  $1,245
Year 10           $4,314                  $2,735

COMPARISON OF INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the risks affecting each fund.

                       Your Fund                                           Technology Leaders Fund
--------------------------------------------------------------------------------------------------------------------------
 Stock market risk     The value of securities in the fund may go down in response to overall stock market movements.
                       Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
--------------------------------------------------------------------------------------------------------------------------
 Technology issuer     Technology companies may face special risks, such as short product cycles that are difficult to predict.
 risk                  Some technology companies are smaller companies that may have limited product lines and financial and managerial resources, making them vulnerable to isolated business setbacks. Stocks of technology companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
--------------------------------------------------------------------------------------------------------------------------

 Market                Large-capitalization stocks as a group could fall   To the extent the fund invests in large
 capitalization risk   out of favor with the market, causing the fund to   capitalization stocks, large-capitalization stocks
                       underperform investments that focus on small- or    could fall out of favor with the market compared
                       medium-capitalization stocks.                       to small- or mid-capitalization stocks.
                                                                           To the extent the fund invests in small- or mid-
                                                                           capitalization stocks, stocks of small- and medium-
                                                                           capitalization companies can be more volatile than
                                                                           those of larger companies.

--------------------------------------------------------------------------------------------------------------------------
 Management risk       The fund's management strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the investment strategy does not perform as expected.
--------------------------------------------------------------------------------------------------------------------------
 Derivatives risk      Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------------------------------------------------
 Bond risk             Not applicable.                                     Any bonds held by the fund could be downgraded
                                                                           in credit rating or go into default. Bond prices
                                                                           generally fall when interest rates rise and longer
                                                                           maturity will increase volatility. Junk bond prices
                                                                           can fall on bad news about the economy, an
                                                                           industry or a company.
--------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE OF YOUR FUND

Set forth below is the past performance information for your fund, which indicates some of the risks of investing in the fund. Technology Leaders Fund has not commenced investment operations.

The bar chart under "Calendar Year Total Returns" shows how your fund's total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The table under "Average Annual Total Returns" shows average annual total return for your fund over time compared with a broad-based securities market index. Past performance before and after taxes does not indicate future results.

                          Calendar Year Total Returns

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

2000       -22.91%
2001       -18.90%
2002       -34.48%
2003        37.64%
2004         8.00%


Year-To-Date and Quarterly Returns

Through March 31, 2005, your fund's year-to-date return was -6.65%. During the period shown in the bar chart, the fund's highest quarterly return was 23.96% for the quarter ended December 31, 2001, and the lowest quarterly return was -29.50% for the quarter ended September 30, 2001.

                         Average Annual Total Returns
                     (for periods ended December 31, 2004)

                                                                                                     Life of Fund
                                                                   1 Year           5 Years         (June 29, 1999)
--------------------------------------------------------------------------------------------------------------------------
Your Fund
 Before Taxes                                                       8.00%            (9.43)%            (0.85)%
 After Taxes on Distributions(1)                                    8.00%            (9.50)%            (0.91)%
 After Taxes on Distributions and Sale of Fund Shares(1)            5.20%(2)         (7.74)%            (0.70)%(2)
S&P 500 Index(3)                                                    8.99%            (3.77)%            (1.96)%
NASDAQ 100 Index(4)                                                 8.59%           (14.48)%            (3.46)%

------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)  Calculated assuming taxpayer has sufficient offsetting capital gains.

(3) The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, which is a commonly recognized unmanaged price index of 500 widely held common stocks. Unlike the fund's returns, index returns do not reflect any fees, expenses or taxes.

(4) The Nasdaq 100 Index is a market capitalization-weighted index that reflects Nasdaq's largest companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve an Agreement and Plan of Reorganization, the form of which is attached to this proxy statement and prospectus as Exhibit A. The Agreement provides for the Reorganization on the following terms:

     o The Reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on June 17, 2005, but may occur on any later date before September 30, 2005.

     o Your fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume your fund's liabilities that are reflected in the calculation of net asset value at the closing of the Reorganization.

     o The Acquiring Fund will issue Class A shares to your fund in an amount equal to the value of its net assets and the Class A shares will be distributed to you in redemption of your interest in the fund. Since the net asset value of the Acquiring Fund will be the same the net asset value of your fund, you will receive the same number of Class A shares of the Acquiring Fund that you held in your fund immediately prior to the Reorganization.

     o    JHA will act as investment adviser to the Acquiring Fund.

     o The Class A shares of the Technology Leaders Fund you receive in the Reorganization will not be subject to any sales charge. If you own shares in your own name as of the closing of the Reorganization (for example, not in the name of a broker), you may purchase additional Class A shares of the Technology Leaders Fund in that same account in the future without paying any sales charge. Except as described above, Class A shares of Technology Leaders Fund are subject to a front-end sales charge of up to 5.00%. The Class A Shares of Technology Leaders Fund also are subject to 12b-1 fees.

     o The Reorganization is intended to result in no income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund or the shareholders of the Acquired Fund.

     o After the Class A shares of the Technology Leaders Fund are issued in redemption of all outstanding shares of the fund, Light Revolution Fund, Inc. will be dissolved.

Reasons for the Proposed Reorganization
The board of directors of your fund believes that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The board of directors considered the following matters, among others, in approving the proposal:

     o Although shareholders of your fund will not enjoy continuity of portfolio management, the directors considered their experience and portfolio management resources of JHA in managing other John Hancock funds, including John Hancock funds that invest in technology companies.

     o JHA will be responsible for the overall management of Technology Leaders Fund's operations, includ- ing supervision of compliance with the investment guidelines and regulatory restrictions. Technology Leaders Fund will benefit from JHA's experience and resources in managing investment companies. At December 31, 2004, JHA managed approximately 50 investment companies and approximately 280 institutional and private accounts with approximately $30 billion in assets. JHA also has significant experience in overseeing funds that focus on technology companies which had approximately $472 million in assets at December 31, 2004.

     o JHA and its affiliates have greater potential for increasing the size of Technology Leaders Fund due to JHA's experience in distribution of mutual funds through a broader range of distribution channels than currently available to your fund. Your fund had $3.43 million in net assets at January 31, 2005. The fund's small size makes it difficult to control its expenses. As a result of increasing regulatory requirements, such as the USA Patriot Act and the Sarbanes-Oxley Act, the fund has been and is likely to continue to be subject to increasing operating costs, which would have an adverse effect on its expense ratio. The fund's total operating expense as a percentage of its net assets were 4.13% for the fiscal year ended October 31, 2004, which is higher than the expense ratio incurred by many other mutual funds. Over the long-term, if the potential for a larger asset base is realized as a result of the broader range of distribution channels available through John Hancock, shareholders may benefit from reduced per-share operating expenses.

     o Until June 16, 2006, JHA has agreed to limit the ordinary operating expenses (excluding interest, tax expense and other extraordinary items) of Class A shares of Technology Leaders Fund to 1.80% of average daily net assets. Even after the termination of the expense limitation, it is anticipated that the Technology Leaders Fund's expenses over time will be lower than your fund's current expenses due to long term asset growth potential, resulting economies of scale and other efficiencies. There can be no assurance that such operating efficiencies or economies of scale will be achieved.

     o The Class A shares of the Technology Leaders Fund received in the reorganization will provide your fund's shareholders with substantially the same investment advantages as they currently have, including the ability to purchase future shares of Technology Leaders Fund without paying a sales charge.

     o The Technology Leaders Fund is part of John Hancock's diverse family of mutual funds, with approximately 40 funds that will be available to your fund's shareholders through exchanges. Your fund is not entitled to any exchange privileges.

The boards of both funds also considered that JHA will benefit from the Reorganization. Because Technology Leaders Fund will be the accounting successor to your fund and will assume your fund's performance record, JHA expects to be able to increase Technology Leaders Fund's assets at a faster rate than would otherwise be possible if it began offering a fund with a similar objective and no historical performance record. Such a growth in asset size benefits JHA by increasing its management fees and accelerating the point at which management of the fund is profitable to JHA.

Certain Agreements between JHA and Henry Hewitt
In connection with the Reorganization, JHA and Henry Hewitt, the portfolio manager of your fund and the principal owner of Light, have entered into a consulting agreement that provides, among other things, that JHA shall pay Mr. Hewitt an annual fee for the three-year term of the agreement of $100,000 per year and a fee based on any increase in net assets of Technology Leaders Fund, and Mr. Hewitt agrees to provide certain consulting services in connection with the management and marketing of Technology Leaders Fund and agrees not to manage a similar registered investment company.

Tax Status of the Reorganization
The Reorganization is intended to result in no income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund or the shareholders of the Acquired Fund and will not take place unless the funds receive a satisfactory opinion from Wilmer Cutler Pickering Hale and Dorr LLP, substantially to the effect that the Reorganization will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended.

As a result, with respect to the Reorganization, for federal income tax purposes:

     o No gain or loss will be recognized by the Acquired Fund upon (1) the transfer of all of its assets to the Acquiring Fund as described above or (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund's shareholders;

     o No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund's assets solely in exchange for the issuance of the Acquiring Fund shares to the Acquired Fund and the assumption of the Acquired Fund's liabilities by the Acquiring Fund;

     o The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately before the transfer;

     o The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the Acquired Fund's tax holding period for those assets;

     o You will not recognize gain or loss upon the exchange of your shares of the Acquired Fund solely for the Acquiring Fund shares as part of the Reorganization;

     o The basis of the Acquiring Fund shares received by you in the Reorganization will be the same as the basis of your shares of the Acquired Fund surrendered in exchange;

     o The tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the shares of the Acquired Fund that you surrender in the exchange, provided that the shares of the Acquired Fund were held by you as capital assets on the date of the exchange; and


     o It is expected that the Acquiring Fund will be entitled to utilize the capital loss carryforwards of the Acquired Fund to the same extent that the Acquired Fund was entitled to use such capital loss carryforwards immediately prior to the Reorganization.


In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions as well as representations of each of the Acquired Fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of the Agreement and Plan of Reorganization
Certain terms of the Agreement are described above. The following is a summary of certain additional terms of the Agreement. This summary and any other description of the terms of the Agreement contained in this proxy statement and prospectus are qualified in their entirety by Exhibit A, which is the form of Agreement and Plan of Reorganization in its entirety, that is proposed for Reorganization.

Surrender of Share Certificates. If your shares are represented by one or more share certificates before the Reorganization date, you must either surrender the certificates to your fund or deliver to your fund a lost certificate affidavit, in the form and accompanied by the surety bonds that your fund may require (collectively, an "Affidavit"). On the Reorganization date, all certificates that have not been surrendered will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of Technology Leaders Fund shares. Shareholders may not redeem or transfer Technology Leaders Fund shares received in the Reorganization until they have surrendered their fund share certificates or delivered an Affidavit. Technology Leaders Fund will not issue share certificates in the Reorganization.

Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 6).

The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 7).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Fund's articles of incorporation and by-laws, as amended and restated. The Acquired Fund and Acquiring Fund's obligations are also subject to the receipt of a favorable opinion of Wilmer Cutler Pickering Hale and Dorr LLP as to the federal income tax consequences of the Reorganization (see Agreement, paragraph 8).

Termination of Agreement. The board of each of the Acquired Fund and the Acquiring Fund may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the Reorganization date, if that board believes that proceeding with the Reorganization would no longer be advisable.

Expenses of the Reorganization. Whether or not the Reorganization occurs, JHA will pay any of the Acquired Fund's expenses in connection with the Reorganization, including the costs of printing, mailing, legal fees, audit fees and solicitation expenses up to an aggregate amount of $200,000. The estimated expenses associated with the Reorganization of the Acquired Fund are $100,000.


CAPITALIZATION

With respect to the Proposal, the following table sets forth the capitalization of each fund as of March 31, 2005 and the pro forma combined capitalization of both funds as if the Reorganization had occurred on that date.

If the Reorganization of your fund had taken place on March 31, 2005:

                                 Your       Technology Leaders        Pro
                                 Fund              Fund              Forma
--------------------------------------------------------------------------------
Net Assets (millions)          $   3.31    N/A                     $   3.31
Net Asset Value Per Share      $   8.70    N/A                     $   8.70
Shares Outstanding              380,108    N/A                      380,108


ADDITIONAL INFORMATION ABOUT TECHNOLOGY LEADERS FUND'S BUSINESS

The following table shows where in Technology Leaders Fund's prospectus you can find additional information about the business of the fund.

Type of Information                    Headings in Prospectus
--------------------------------------------------------------------------------
Investment objective and policies      Goal and Strategy / Main Risks
Portfolio management                   Portfolio Managers
Expenses                               Your Expenses
Custodian                              Business Structure
Shares of beneficial interest          Your Account: Choosing a Share Class
Purchase of shares                     Your Account: Choosing a Share Class, How Sales Charges
                                       are Calculated, Sales Charge Reductions and Waivers,
                                       Opening an Account, Buying Shares, Transaction Policies,
                                       Additional Investor Services
Redemption of sales of shares          Your Account: Selling Shares, How Sales Charges are
                                       Calculated, Transaction Policies
Dividends, distributions and taxes     Dividends and Account Policies

BOARD'S EVALUATION AND RECOMMENDATION

For the reasons described above, the board of directors of your fund, including the directors who are not "interested persons" of either fund in the Reorganization, Light or JHA ("independent directors"), approved the Reorganization. In particular, the directors determined that the Reorganization is in the best interests of your fund and its shareholders and that the interests of your fund's shareholders would not be diluted as a result of the Reorganization. Similarly, the board of trustees of Technology Leaders Fund, including the independent trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Technology Leaders Fund and that the interests of its shareholders would not be diluted as a result of the Reorganization.

            -------------------------------------------------------
                    The directors of your fund recommend that
                shareholders of the fund vote FOR the proposal to
                approve the Agreement and Plan of Reorganization.
            -------------------------------------------------------

MATERIAL PROVISIONS OF THE MANAGEMENT CONTRACT

Your Fund's Management Contract
The following is a summary of the material terms of your fund's existing investment advisory agreement with Light (the "Light Contract").

Services. Under the Light Contract, Light furnishes a continuous investment program for your fund, determines the securities and other investments to be purchased and sold by your fund, selects broker-dealers to execute such transactions, and places and negotiates orders with such broker-dealers. In addition to managing the investments of the fund, Light furnishes office space and other facilities as may be required for carrying out its duties under the Light Contract and pays all compensation of any directors, officers and employees of the fund who are affiliated persons of Light. All operating costs and expenses relating to the fund not expressly assumed by Light under the Light Contract are paid by the fund.

Compensation. As compensation under the Light Contract, the fund pays Light a monthly investment advisory fee (accrued daily) based upon the average daily net assets of the fund at the rate of 1.0% annually.

Term. The Light Contract continues in effect for successive annual periods, subject to the annual approval of its continuance as described below under "Termination, Continuance and Amendment." The Light Contract was last approved by the board of directors on February 28, 2005.

Limitation of Liability. The Light Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of Light's obligations or duties under the Light Contract, Light shall not be liable to the fund or any fund shareholder for any act or omission in connection with rendering any service under the Light Contract or for any losses that may be sustained in the purchase, holding or sale of any security.

Termination, Continuance and Amendment. The Light Contract continues from year to year, subject to approval of its continuance at least annually by the vote of a majority of the board of directors, including a majority of your fund's independent directors, cast in person at a meeting called for the purpose of voting on such approval. The Light Contract may be terminated at any time, without penalty (x) by the board of directors of the fund, or by vote of a majority of the outstanding voting securities of the fund, on 60 days' written notice to Light, or (y) by Light, on 60 days' written notice to the fund. The Light Contract is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

Technology Leaders Fund Management Contract
The following is a summary of the material terms of Technology Leaders Fund's investment management contract with JHA (the "JHA Management Contract").

John Hancock Advisers, LLC ("JHA") is the investment adviser to Technology Leaders Fund. JHA, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has approximately $30 billion in assets under management as of December 31, 2004 in its capacity as investment adviser to the funds in the John Hancock group of funds, as well as retail and institutional privately managed accounts.

JHA is an indirect, wholly-owned subsidiary of John Hancock Financial Services, Inc. ("JHFS") a financial services company with national headquarters at John Hancock Place, Boston, Massachusetts. JHFS is wholly owned by Manulife Financial Corporation ("Manulife"), a Canadian financial services company.

Services. Under the JHA Management Contract, JHA, subject to the direction of the trustees, provides the fund with a continuous investment program for the management of its assets, consistent with the fund's investment objective and policies. JHA provides the fund with office space, supplies and other facilities required for the business of the fund. JHA pays the compensation of all officers and employees of the fund and pays the expenses of clerical services related to the administration of the fund. Other than expenses specifically assumed by JHA, all expenses incurred in the continuing operation of the fund are borne by the fund, including fees of the independent trustees and all fees of lawyers and accountants.

Compensation. Technology Leaders Fund pays an investment management fee, paid daily, to JHA equal on an annual basis to 1.00% of the average daily net assets of the fund. Because the Technology Leaders Fund is not yet operational and does not expect to be operational until the consummation of the Reorganization, the fund has not yet paid any management fees. As described above, JHA has agreed until June 16, 2006 to reduce its fees and/or pay expenses of the fund to ensure that the fund's ordinary operating expenses (excluding interest, tax expenses and other extraordinary items) will not exceed 1.80% of the Technology Leaders Fund's average daily net assets.

Term. The JHA Management Contract will take effect on the closing date of the Reorganization and will remain in effect for two years. Thereafter, the JHA Management Contract will continue in effect from year to year subject to the annual approval of its continuance as described below under "Termination, Continuance and Amendment."

Limitation of Liability. The JHA Management Contract provides that JHA is not liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the matters to which the contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the JHA in the performance of its duties or from the reckless disregard of its obligations and duties under the contract.

Termination, Continuance and Amendment. Except as described above the JHA Management Contract continues from year to year subject to annual approval of its continuance by a majority of the independent trustees, cast in person at a meeting called for the purpose of voting on such approval, and annual approval by either (a) the fund's trustees, or (b) a majority of the fund's outstanding voting securities, as defined in the 1940 Act. The contract may be terminated at any time without penalty on 60 days' written notice by the trustees, by a vote of a majority of the fund's outstanding voting securities, or by JHA. The contract terminates automatically in the event of its assignment or in the event that JHA ceases to act as the fund's investment adviser.

TECHNOLOGY LEADER FUND'S CLASS A RULE 12b-1 PLAN

As described above, Technology Leaders Fund has adopted a Rule 12b-1 plan for its Class A shares (the "Plan"). Because the 12b-1 fees payable under the Plan are an ongoing expense, over time they may increase the cost of your investment and your shares may cost more than shares that are not subject to a distribution or service fee or sales charge.

Compensation and Services. Under the Plan, Technology Leaders Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% of Technology Leaders Fund's average daily net assets attributable to Class A shares. The distribution fee will be used to reimburse John Hancock Funds, LLC (the "Distributor") for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to selling brokers and others (including affiliates of the Distributor) engaged in the sale of Technology Leaders Fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Technology Leaders Fund shares. The service fees will be used to compensate selling brokers and others for providing personal and account maintenance services to shareholders. In the event that the Distributor is not fully reimbursed for payments or expenses incurred under the Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Because Technology Leaders Fund is not yet operational and does not expect to be operational until the consummation of the Reorganization, Technology Leaders Fund has not paid Rule 12b-1 fees in the past.

Trustee Approval and Oversight. The Plan was approved by the board of trustees of Technology Leaders Fund, including a majority of Technology Leaders Fund's independent trustees, by votes cast in person at a meeting called for the purpose of voting on the Plan on March 8, 2005. Pursuant to the Plan, at least quarterly, the Distributor will provide Technology Leaders Fund with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The trustees review these reports on a quarterly basis to determine their continued appropriateness.

Term and Termination. The Plan provides that it will continue in effect only so long as its continuance is approved at least annually by a majority of both Technology Leaders Fund's board of trustees and the independent trustees. The Plan provides that it may be terminated without penalty, (a) by the vote of a majority of Technology Leaders Fund's board of trustees, independent trustees, or by a vote of a majority of the John Hancock Fund's outstanding

Class A shares or (b) by the Distributor upon 60 days' written notice to the fund. The Plan further provides that it may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding Class A shares of Technology Leaders Fund. The Plan also provides that no material amendment to the Plan will be effective unless it is approved by a majority vote of the trustees and the independent trustees. The holders of Class A shares have exclusive voting rights with respect to the Plan. In adopting the Plan, the board of trustees concluded that, in their judgment, there is a reasonable likelihood that the Plan will benefit the holders of the applicable class of shares of Technology Leaders Fund.

Joint Expenditures. Amounts paid to the Distributor under the Plan will not be used to pay the expenses incurred with respect to any other class of shares; provided, however, that expenses attributable to Technology Leaders Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the board of trustees. From time to time, Technology Leaders Fund may participate in joint distribution activities with other funds and the costs of those activities will be borne by each fund in proportion to the relative net asset value of the participating fund.

COMPARISON OF MARYLAND CORPORATION AND MASSACHUSETTS BUSINESS TRUST

Characteristics of your fund, a Maryland Corporation
Governance and Management. Your fund is a Maryland corporation. The governing instruments of the your fund is its articles of incorporation and by-laws. The business and affairs of the fund are managed under the direction of the board of directors. The directors, in addition to reviewing the actions of the fund's investment adviser, decide upon matters of general policy at their regular meetings. The officers of the fund supervise the business of the fund.

Authorized Stock. Your fund is authorized to issue shares of capital stock and to increase or decrease the aggregate number of shares of common stock or the number of shares of common stock of any class or series that the fund has authority to issue. Each share is entitled to one vote on all questions relating to the fund, and each share is entitled to participate equally in dividends and capital gains distributions and in the residual assets in the event of liquidation.

Meetings. Under Maryland law, your fund, as a registered open-end investment company, is not required to hold annual shareholder meetings. Unless otherwise required by the 1940 Act, your fund has no intention of holding annual meetings of shareholders. Pursuant to the by-laws of your fund, special meetings of shareholders may be called at any time by the President, the Secretary, the Treasurer or by a majority of the board of directors or by the secretary upon the written request of shareholders entitled to cast not less than 10% of the votes entitled to be cast at such meeting, provided that such request shall state the purposes of such meeting and the matters proposed to be acted on.

Liability of Shareholders. Maryland law provides that shareholders of a Maryland corporation (such as the fund) are not generally subject to liability for the debts or obligations of the corporation.

Characteristics of Technology Leaders Fund, a series of a Massachusetts business trust.
Governance and Management. The fund is a series of John Hancock Equity Trust, a Massachusetts business trust (the "Trust"). The governing instrument of the Trust is its Agreement and Declaration of Trust (the "Declaration of Trust"). The Trustees of the Trust are responsible for the management and supervision of the fund.

Share Capital and Classes. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the fund. As of the date of this proxy statement and prospectus, the Trustees authorized the issuance of four classes of shares of the fund, designated as Class A, Class B, Class C, and Class I. The shares of each class represent an equal proportionate interest in the aggregate net assets attributable to that class of the fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares. In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the fund available for distribution to these shareholders. Shares of each class entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

Meetings. Under Massachusetts law, the fund is not required to hold annual shareholder meetings for the fund. Unless otherwise required by the 1940 Act, the fund has no intention of holding annual meetings of shareholders. Pursuant to the Declaration of Trust, shareholders have power to vote only on certain matters, including (a) the election and removal of trustees; (b) approval of any investment management agreement; (c) termination of the fund;

(d) certain amendments to the Declaration of Trust; and (e) such additional matters relating to the Trust as may be required by law or as the Trustees may consider desirable.

Liability of Shareholders. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of Technology Leaders Fund and provides for indemnification out of the fund's assets for all losses and expenses of any shareholder held personally liable for reason of being or having been a shareholder.

Appraisal Rights
If the Reorganization is approved at the special meeting, shareholders of your fund will not have the right to dissent and obtain payment of the fair value of their shares because shareholders of the fund do not have appraisal rights under Maryland law and, in any event, the exercise of appraisal rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supercede state law. Shareholders of your fund, however, have the right to redeem their fund shares at net asset value until the closing date of the Reorganization.

VOTING RIGHTS AND REQUIRED VOTE

Each fund share is entitled to one vote. Approval of the proposal described above requires the affirmative vote of a majority of the shares of the Acquired Fund outstanding and entitled to vote on the proposal. For this purpose, a "majority of the shares of your fund outstanding and entitled to vote" means the vote of the lesser of:

     (1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

     (2)  more than 50% of the outstanding shares of the fund.

Shares                       Quorum                       Voting
--------------------------------------------------------------------------------------------------------------
 In General                  All shares "present" in      Shares "present" in person will be voted in
                             person or by proxy are       person at the meeting. Shares present by
                             counted toward a quorum.     proxy will be voted in accordance with
                                                          instructions.
--------------------------------------------------------------------------------------------------------------
 Proxy with no Voting        Considered "present" at      Voted "for" a proposal.
 Instruction (other than     meeting.
 Broker Non-Vote)
--------------------------------------------------------------------------------------------------------------
 Broker Non-Vote             Considered "present" at      Not voted. Same effect as a vote "against" a
                             meeting.                     proposal.
--------------------------------------------------------------------------------------------------------------
 Vote to Abstain             Considered "present" at      Not voted. Same effect as a vote "against" a
                             meeting.                     proposal.
--------------------------------------------------------------------------------------------------------------

If the required approval of shareholders is not obtained with respect to the proposal, your fund will continue to engage in business as a separate mutual fund and the board of directors will consider what further action may be appropriate. This action could include, among other things, closing the fund.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies
In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by officers and employees of your fund; by personnel of your fund's investment adviser, JHA and its transfer agent, John Hancock Signature Services, Inc.; or by broker-dealer firms. John Hancock Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to the Acquired Fund.

Revoking Proxies
The Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

     o By filing a written notice of revocation with the Acquired Fund's transfer agent, or

     o By returning a duly executed proxy with a later date before the time of the meeting, or

     o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum
As of April 8, 2005 (the "record date"), 378,501 shares of common stock of the Acquired Fund were outstanding. Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. One-third of the shares of the Acquired Fund that are outstanding and entitled to vote will be considered a quorum for the transaction of business.


Other Business
The board of directors knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments
If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the votes cast on the adjournment. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the Reorganization against adjournment.

Shareholders' Proposals
The fund is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholder desiring to present a proposal for consideration at the next meeting for shareholders of the fund must submit the proposal in writing, so that it is received by the fund within a reasonable time before any meeting.


OWNERSHIP OF SHARES OF THE FUND

To the knowledge of the fund, as of April 8, 2005, the following persons owned of record or beneficially 5% or more of the outstanding shares of the fund:

Name and Address                                 No. Shares     Percentage
-------------------------------------------------------------------------------
James A. Milgard                                  145,773          38.51%
 1010 54th Avenue E
 Tacoma, WA 98424-2731
Jim Milgard (custodian for Allison Milgard)        87,464          23.11%
 P.O. Box 11368
 Tocoma, WA 98411

As of April 8, 2005, the directors and officers of the fund owned in the aggregate less than 1% of the outstanding shares of fund.


INDEPENDENT ACCOUNTANTS

The financial highlights and financial statements of the Acquired Fund for the fiscal year ended October 31, 2004 are incorporated by reference into this proxy statement and prospectus. The financial statements for the fund's most recent fiscal year (but not for semi-annual periods) and financial highlights have been independently audited by Cohen McCurdy, Ltd. as stated in their reports appearing in the fund's annual report dated October 31, 2004, as filed with the SEC on January 10, 2005. Cohen McCurdy, Ltd. performs an annual audit of the fund's financial statements and financial highlights and provides financial, tax and accounting consulting services as requested.

AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended and the 1940 Act, and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.

                                                                       Exhibit A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this 9th day of May, 2005, by and between John Hancock Equity Trust, a Massachusetts business trust (the "Acquiring Trust"), on behalf of John Hancock Technology Leaders Fund (the "Acquiring Fund"), a series of the Acquiring Trust with its principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199, and Light Revolution, Inc., (hereinafter "Light, Inc."), on behalf of its series Light Revolution Fund (the "Acquired Fund") with its principal place of business at 700 Court A, Tacoma, Washington 98402. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and each individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization" as such term is defined in Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (1) the transfer of all of the assets of the Acquired Fund (other than Excluded Assets as defined in Section 1.1) to the Acquiring Fund in exchange solely for (A) the issuance of Class A shares of beneficial interest of the Acquiring Fund (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (B) the assumption by the Acquiring Fund of (i) the liabilities of the Acquired Fund that are included in the calculation of net asset value ("NAV") on the Closing Date set forth below (the "Closing Date") (collectively, the "Assumed Liabilities"), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided herein, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, Acquiring Trust and the Light Inc. are each registered investment companies classified as management companies of the open-end type, and the Acquired Fund owns securities that are generally assets of the character in which the Acquiring Fund is permitted to invest.

WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest.

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquiring Fund shareholders.

WHEREAS, the Board of Directors of the Light Inc. has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquired Fund shareholders.

NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets (other than Excluded Assets) as set forth in Paragraph 1.2 (the "Acquired Assets") to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined in the manner set forth in Paragraph 2.2; and (ii) to assume the Assumed Liabilities, as set forth in Paragraph 1.3. As used herein, "Excluded Assets" means (i) any "tail" or "run off" insurance acquired in connection with the Reorganization, (ii) the rights of the Acquired Fund under this Agreement; (iii) the rights of the Acquired Fund under agreements entered into with service providers solely to facilitate the termination of the Acquired Fund in accordance with this Agreement; and (iv) the rights of the Acquired Fund under the expense undertakings referred to in Section 9.2. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below). Prior to the Closing, the Acquired Fund shall estimate and accrue the expenses that the Acquired Fund anticipates that it will incur subsequent to the Closing in connection with the deregistration and termination of the Acquired Fund (other than expenses to be assumed as provided in Section 9.2) and the Acquiring Fund shall pay after the Closing Date any expense for which such an accrual has been made, up to the amount of such accrual.

     1.2 (a) The Acquired Assets shall consist of all of the Acquired Fund's property (other than the Excluded Assets), including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights of the Acquired Fund or Light Inc. with respect to the Acquired Fund, all other intangible property owned by the Acquired Fund, copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive (or to the extent agreed upon between the Acquired Fund and the Acquiring Trust, be provided access to) copies of all books and records that the Acquired Fund is required to maintain under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the rules of the Securities and Exchange Commission (the "Commission") thereunder.

          (b) The Acquired Fund has caused its custodian to provide the Acquiring Fund with a list of all of the Acquired Fund's securities and other assets as of the date immediately preceding the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof), but will not, without the prior approval of the Acquiring Fund, acquire any additional securities of the type in which the Acquiring Fund is not permitted to invest in accordance with its fundamental investment policies and restrictions that have been provided to the Acquired Fund in writing or any securities that are valued at "fair value" under the valuation procedures of either the Acquired Fund or the Acquiring Fund.

     1.3 The Acquired Fund will use commercially reasonable efforts to discharge all the Acquired Fund's known liabilities and obligations that are or will become due prior to the Closing. The Acquiring Fund shall assume all of the Assumed Liabilities at Closing.

     1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund shall be liquidated and the Acquired Fund shall distribute pro rata to its shareholders of record (the "Acquired Fund Shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the Acquired Fund instructing the Acquiring Fund to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the share records of the Acquiring Fund to open accounts on such share records in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Fund Shares due to each such Shareholder. The Acquired Fund shall promptly provide the Acquiring Fund with evidence of such liquidation and distribution. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent for its Class A shares. If any Acquired Fund Shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund do not surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. on or prior to the Closing Date, then unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered by an Acquired Fund Shareholder, dividends and other distributions payable by the Acquiring Fund subsequent to the Closing Date with respect to Acquiring Fund Shares shall be paid to such Acquired Fund Shareholder, but such Acquired Fund Shareholder may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

     1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 The Acquired Fund shall effect, following the Closing Date, the transfer of the Acquired Assets by the Acquired Fund to the Acquiring Fund, and the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund Shareholders pursuant to Paragraph 1.5, and the Acquired Fund's existence as a management investment company organized as a corporation under the laws of the State of Maryland shall be terminated in accordance with the Acquired Fund's Certificate of Incorporation and By-Laws.

     1.8 Any reporting responsibility of Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

     2.1 The NAV of the Acquiring Fund Shares and the NAV of the Acquired Assets shall, in each case, be determined as of the close of business (4:00 P.M., Boston time) on the Closing Date (the "Valuation Time"). The NAV of each Acquiring Fund Share shall be computed by The Bank of New York (the "Acquiring Fund Custodian") in the manner set forth in the Acquiring Trust's Declaration of Trust as amended and restated (the "Declaration") or By-Laws, and the Acquiring Fund's then-current prospectus and statement of additional information; provided, however, if the Acquiring Fund has no assets as of the Closing Date (other than a nominal amount of assets represented by shares issued to the Acquiring Fund Adviser, or its affiliate, as the initial shareholder of the Acquiring Fund), the NAV of each Acquiring Fund Share shall be the same as the NAV of each share of the Acquired Fund. The NAV of the Acquired Assets shall be computed by Cohen McCurdy, Ltd. (the "Acquired Fund Accountant") by calculating the value of the Acquired Assets and by subtracting therefrom the amount of the liabilities of the Acquired Fund on the Closing Date included on the face of the statement of assets and liabilities of the Acquired Fund delivered pursuant to Paragraph 5.7 (the "Statement of Assets and Liabilities"), said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information. The Acquiring Fund Custodian shall confirm the NAV of the Acquired Assets.

     2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Acquiring Fund Custodian by dividing the NAV of the Acquired Assets, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

     2.3 The Acquiring Fund and the Acquired Fund shall cause the Acquiring Fund Custodian and the Acquired Fund Accountant, respectively, to deliver a copy of its valuation report, reviewed by the Acquiring Fund's independent accountants, to the other party at Closing. All computations of value shall be made by the Acquiring Fund Custodian and the Acquired Fund Accountant in accordance with its regular practice as custodian and pricing agent for the Acquiring Fund and the Acquired Fund, respectively.

3.   CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be June 17, 2005 or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 P.M. (Eastern time) on the Closing Date unless otherwise provided (the "Closing"). The Closing shall be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, or at such other place as the parties may agree.

     3.2 Portfolio securities that are not held in book-entry form in the name of U.S. Bank, N.A. (the "Acquired Fund Custodian"), as custodian of the Acquired Fund and as record holder for the Acquired Fund, shall be presented by the Acquired Fund to the Acquiring Fund Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Acquired Fund Custodian by recording the transfer of beneficial ownership thereof on the Acquired Fund Custodian's records.

     3.3 The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that:
          (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets. Any cash delivered shall be in the form of currency or by the Acquired Fund Custodian crediting the Acquiring Fund's account maintained with the Acquiring Fund Custodian with immediately available funds by wire transfer pursuant to instructions delivered prior to Closing.

     3.4 In the event that on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon is restricted, or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Assets pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.5 The Acquired Fund shall cause its transfer agent to deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares of beneficial interest of the Acquired Fund owned by each such Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the Acquired Fund and its Treasurer, Secretary or other authorized officer (the "Shareholder List") as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from the Acquired Fund's records by such officers or one of the Acquired Fund's service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund at the Closing (i) an instrument of assumption satisfactory to the Acquired Fund assuming all the Assumed Liabilities and (ii) a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.   REPRESENTATIONS AND WARRANTIES

     4.1 Except as set forth on Schedule 4.1 hereto, the Acquired Fund represents and warrants and to the Acquiring Fund, which representations and warranties will be true and correct on the date hereof and at the time of the Closing on the Closing Date as though made on and as of the time of the Closing on the Closing Date, as follows:

          (a) Light Inc. is a corporation validly existing and in good standing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and, subject to approval by the Acquired Fund Shareholders, to perform its obligations under this Agreement. The Acquired Fund is the sole series of Light Inc. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

          (b) Light Inc. is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect. Light Inc is a diversified investment company under the Investment Company Act;

          (c) Neither Light Inc nor the Acquired Fund is in violation in any material respect of, and the execution, delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation in any material respect of, any provision of Light Inc.'s Articles of Incorporation or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which either Light Inc. or the Acquired Fund is a party or by which either Light Inc. or the Acquired Fund or their respective assets are bound;

          (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against either Light Inc. or the Acquired Fund or any of Light Inc.'s or the Acquired Fund's properties or assets, which if adversely determined, would materially and adversely affect its or the Acquiring Fund's financial condition, the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings. Neither Light Inc. nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or the ability of either Light Inc., or the Acquired Fund to consummate the transactions herein contemplated or would be binding upon the Acquiring Fund as the successor to the Acquired Fund;

          (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement or agreements with service providers solely for the purpose of facilitating the termination of the Acquired Fund) which will not be terminated at or prior to the Closing Date, and no such termination will result in liability (including any termination fees or charges) to the Acquired Fund or the Acquiring Fund;

          (f) The statement of assets and liabilities of the Acquired Fund, and the related statements of income and changes in net asset value as of and for the period ended October 31, 2004, have been audited by McCurdy & Associates, independent auditors, and are in accordance with GAAP consistently applied and fairly present, in all material respects, the financial condition of the Acquired Fund as of such dates and the results of its operations for the periods then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund required to be disclosed therein as of the respective dates thereof are disclosed therein. The Statement of Assets and Liabilities of the Acquired Fund to be delivered as of the Closing Date pursuant to Paragraph 5.7 will be in accordance with GAAP consistently applied and will fairly present, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities and subject to the undertakings referenced in Section 9.2, the Acquired Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Fund has been disclosed in the Acquired Fund's reports on Form N-SAR or Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists in the Acquired Fund's internal controls that would require the Acquiring Fund to make any such disclosure in the Acquiring Fund's Form N-CSR after the Closing Date;

          (g) Since October 31, 2004, except as specifically disclosed in the Acquired Fund's prospectus or statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g), a decline in NAV per share of the Acquired Fund arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund's portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

          (h) (A) For each taxable year of its operation since its inception (including the current taxable year), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such and will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code;

               (B) Within the times and in the manner prescribed by law, the Acquired Fund has properly filed on a timely basis all Tax Returns that it was required to file, and all such Tax Returns were complete and accurate in all material respects. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed and that the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

               (C) The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below), which were due and payable or which were claimed to be due (or adequate provision for such payment has been made in its financial statements in accordance with GAAP);

               (D) All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities in all material respects and all attributes of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns in all material respects;

               (E) Except as set forth on the Disclosure Schedule, the Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

               (F) The Acquired Fund has not been notified that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened;

               (G) The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

               (H) The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, rather than in any notes thereto (the "Tax Reserves"). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

               (I) The Acquired Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

               (J) The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under
                    Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law); (ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

               (K) The Acquired Fund has not taken or agreed to take any action that would prevent the Reorganization from constituting a reorganization qualifying under Section 368(a)(1)(F) of the Code. The Acquired Fund is not aware of any agreement, plan or other circumstance that would prevent the Reorganization from qualifying as a reorganization under Section 368(a)(1)(F) of the Code;

               (L) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable and those that are being contested in good faith;

               (M) The Tax bases of the assets of the Acquired Fund are accurately reflected on the Acquired Fund's Tax books and records;

               (N) The Acquired Fund has not incurred (or been allocated) an "overall foreign loss" as defined in Section 904(f)(2) of the Code which has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

               (O) The Acquired Fund is not a party to a gain recognition agreement under Section 367 of the Code;

               (P) The Acquired Fund does not own any interest in an entity that is characterized as a partnership for income tax purposes;

               (Q) The Acquired Fund's Tax attributes are not limited, and will not be limited as a result of the Reorganization, under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law; and

               (R) For purposes of this Agreement, "Taxes" shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and "Tax Returns" shall mean all reports, returns, declarations, statements or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items.

          (i) The authorized capital of the Acquired Fund consists of 500 million shares of common stock, at $0.0001 par value, all of a single class. All issued and outstanding shares of common stock of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding shares of common stock of the Acquired Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of common stock of the Acquired Fund, nor is there outstanding any security convertible into any of its shares of common stock of the Acquired Fund;

          (j) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and subject to the approval of Acquired Fund Shareholders, full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

          (k) The Acquired Fund has the corporate power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement by the Acquired Fund has been duly authorized by all necessary action on the part of Light Inc.'s Board of Directors, and, subject to the approval of the Acquired Fund Shareholders, assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (l) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

          (m) The information included in the proxy statement (the "Proxy Statement") forming part of the Acquiring Trust's Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") that has been furnished by the Acquired Fund to the Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the

               Securities and Exchange Act of 1934, as amended (the "Exchange Act"), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements, in light of the circumstances under which such statements were made, therein not misleading;

          (n) Upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required on the part of the Acquired Fund for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

          (o) All issued and outstanding common stock of the Acquired Fund has been (i) duly and validly issued and outstanding, fully paid and non-assessable and (ii) offered for sale and sold in all material respects in accordance with applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

          (p) The prospectus and statement of additional information of the Acquired Fund, each dated February 25, 2005 (collectively, the "Acquired Fund Prospectus"), and any amendments or supplements thereto, furnished to the Acquiring Fund, conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

          (q) The Acquired Fund currently complies in all material respects with, and, to the knowledge of the Acquired Fund, since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act and state "Blue Sky" laws. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable and to the knowledge of the Acquired Fund, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"). All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of applicable federal securities laws and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

          (r) The Acquired Fund has previously provided to the Acquiring Fund (and at the Closing will provide an update through the Closing Date of such information) data which supports a calculation of the Acquired Fund's total return for all periods since the organization of the Acquired Fund. Such data has been prepared in accordance in all material respects with the requirements of the Investment Company Act and the regulation thereunder and, to the knowledge of the Acquired Fund, the rules of the NASD;

          (s) Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any "affiliated person" of the Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act or been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the "Investment Adviser Act") or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

          (t) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to Paragraph 7.4

               (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances in which they were made, not misleading. The Acquired Fund does not know as of the date of this Agreement of any redemption that would be required to be disclosed on a schedule to the Acquired Fund Tax Representation Certificate.

     4.2 Except as set forth on Schedule 4.2 hereto, the Acquiring Trust, for itself and on behalf of the Acquiring Fund represents and warrants to the Acquired Fund, which representations and warranties will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

          (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to perform the obligations under this Agreement. Neither the Acquiring Trust nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquiring Trust and the Acquiring Fund have all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted. The Acquiring Fund is a series of the Acquiring Trust and will have no issued or outstanding shares prior to the Closing Date other than those issued to John Hancock Advisers, LLC (or one of its affiliates);

          (b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

          (c) The Acquiring Trust's post-effective amendment to its registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of its date and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

          (d) The Registration Statement, the Proxy Statement, prospectus and statement of additional information with respect to the Acquiring Fund, each dated May 9, 2005, and any amendments or supplements thereto on or prior to the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement nor the prospectus and statement of additional information with respect to the Acquiring Fund (any amendments or supplements thereto on or prior to the Closing Date) included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) includes, or as of the Closing Date will include, any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          (e) The Acquiring Trust and the Acquiring Fund are not in violation of, and the execution and delivery of this Agreement and performance of their obligations under this Agreement will not result in a violation of, any provisions of the Acquiring Trust's Declaration or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to which the Acquiring Trust or the Acquiring Fund is a party or by which the Acquiring Trust or the Acquiring Fund or any of their assets is bound;

          (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Trust or the Acquiring Fund or any of the Acquiring Fund's properties or assets, which if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquiring Trust knows of no facts which might form the basis for the institution of such proceedings. Neither the Acquiring Trust nor the

               Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein;

          (g) The Acquiring Fund intends to qualify as a regulated investment company under Section 851 of the Code. The Acquiring Fund is and as of and after the Closing will be a "fund" as defined in
               Section 851(g)(2) of the Code. The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act and state "Blue Sky" laws. The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Trust with respect to the Acquiring Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable and to the knowledge of the Acquiring Fund, the Conduct Rules of the NASD. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquiring Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable federal securities laws and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

          (h) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement, will have been duly authorized on the Closing Date and, when so issued and delivered, will be issued in compliance with all applicable federal and sate securities laws and will be duly and validly issued, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares;

          (i) The Acquiring Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement by the Acquiring Trust and/or the Acquiring Fund has been duly authorized by all necessary action on the part of the Acquiring Trust, the Acquiring Fund and their Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Trust and Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (j) The information to be furnished by the Acquiring Trust, the Acquiring Fund or John Hancock Advisers, LLC for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

          (k) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund or the Acquiring Trust, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

          (l) Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any "affiliated person" of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the

               Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

          (m) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

          (n) Neither the Acquiring Trust nor the Acquiring Fund has taken, or caused to be taken, or agreed to take, or caused to be taken, any action that would prevent the Reorganization from constituting a reorganization qualifying under Section 368(a) of the Code. The Acquiring Trust is not aware of any agreement, plan or other circumstance that would prevent the Reorganization from qualifying as a reorganization under Section 368(a) of the Code.

          (o) Prior to the Closing, the Acquiring Fund shall not have commenced investment operations and shall not have conducted any business, except for business in connection with its organization or incidental to the performance of its obligations under this Agreement.

          (p) The Statement of Assets and Liabilities of the Acquiring Fund delivered pursuant to Section 5.8 will fairly present in all material respects the financial condition of the Acquiring Fund as of that date.

5.   COVENANTS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 Except as contemplated by this Agreement, the Acquired Fund will operate the Acquired Fund's business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of dividends and distributions determined by the Acquired Fund to be necessary or advisable (except to the extent dividends or distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

     5.2 Light Inc. on behalf of the Acquired Fund will call a special meeting of Acquired Fund Shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

     5.3 The Acquiring Trust will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "Proxy Materials") to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement on Form N-14 relating to the Reorganization. The Proxy Materials and Registration Statement shall be prepared in accordance with the requirements of the Securities Act, Exchange Act and Investment Company Act, as applicable. The Acquiring Fund shall provide the Acquired Fund copies of the Proxy Materials and Registration Statement and all amendments or supplements thereto prior to filing and incorporate any Acquired Fund comments prior to filing. The Acquired Fund will provide the Acquiring Trust with information reasonably necessary for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act. The Acquiring Trust and Acquiring Fund will provide the Acquired Fund and its counsel with the substance of communications received from the staff of the Commission with regard to the Registration Statement, and the parties will cooperate in revising, if necessary, the Registration Statement to comply with such comments.

     5.4 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.5 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires, and the Acquired Fund is lawfully permitted to provide, concerning the beneficial ownership of the Acquired Fund's shares.

     5.6 Subject to the provisions of this Agreement, each of the Acquired Fund and the Acquiring Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

     5.7 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date setting forth the NAV of the Acquired Assets and the Assumed Liabilities as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the President of the Acquired Fund.

     5.8 The Acquiring Fund shall furnish to the Acquired Fund on the Closing Date the Statement of Assets and Liabilities of the Acquiring Fund as of the Closing Date setting forth the NAV of the Acquiring Fund's assets and liabilities as of the Valuation Time, which statement shall be certified by the Acquiring Trust's Treasurer or Assistant Treasurer.

     5.9 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

     5.10 Light Inc. shall cause Light Index Investment Company to maintain errors and omissions insurance covering management to the Acquired Fund prior to and including the Closing Date.

     5.11 From and after the date of this Agreement, each of the Funds and the Acquiring Trust and Light Inc. shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Reorganization from qualifying as a reorganization under the provisions of Section 368(a) of the Code. The parties hereto hereby adopt this Agreement as a "plan of reorganization" within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and shall not take any position inconsistent with such treatment.

     5.12 From and after the date of this Agreement and through the time of the Closing on the Closing Date, Light Inc. shall use its commercially reasonable efforts to cause the Acquired Fund to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Acquired Fund from qualifying as a regulated investment company under the provisions of Subchapter M of the Code. From and after the date of this Agreement, the Acquiring Trust shall use its commercially reasonable efforts to cause the Acquiring Fund to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Acquiring Fund from qualifying, as a regulated investment company under the provisions of Subchapter M of the Code.

     5.13 Acquired Fund shall prepare, or cause to be prepared, any Tax Returns of the Acquired Fund for its taxable year that ends on or before the Closing Date and shall timely file, or cause to be timely filed, such Tax Returns.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund and the Acquiring Trust of all the obligations to be performed by them hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

     6.1 All representations and warranties by or on behalf of the Acquiring Trust and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects (without giving effect to any materiality qualification included in such representation and warranties) as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     6.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Acquiring Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct in all material respects (without giving effect to any materiality qualification included in such representation and warranties) at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to closing in this Section 6 have been met, and as to such other matters as the Acquired Fund shall reasonably request;

     6.3 The Acquiring Fund shall have delivered to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquired Fund, substantially in the form attached to this Agreement as Annex A, concerning certain tax-related matters with respect to the Acquiring Fund; and

     6.4 The Board of Trustees of the Acquiring Trust shall have determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

     6.5 The Acquired Fund shall have received an opinion of counsel, who may be an employee or officer of John Hancock Advisers, LLC, dated as of the Closing Date in form and substance reasonably satisfactory to the Acquired Fund to the effect that (a) the Acquiring Trust is a business trust validly existing under the laws of Massachusetts, (b) the Acquiring Fund is a legally designated, separate series of the Acquiring Trust, (c) the Acquiring Fund Shares to be issued to the Acquired Fund and credited to the accounts of the Acquired Fund Shareholders pursuant to this Agreement are duly registered under the Securities Act on the appropriate form and are duly authorized and upon issuance will be validly issued and outstanding in fully paid and non-assessable and (d) each of the Registration Statement and Acquiring Trust's post-effective amendment to its registration statement on Form N-1A reflecting the creation of the Acquiring Fund has become effective with the Commission and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by Light Inc. and the Acquired Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

     7.1 All representations and warranties by Light Inc. and the Acquired Fund contained in this Agreement shall be true and correct in all material respects (without giving effect to any materiality qualification included in such representations and warranties) as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement or set forth in writing in a disclosure schedule delivered to the Acquiring Fund prior to the execution of this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2 The Acquired Fund shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by Light Inc.'s President;

     7.3 The Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by Light Inc.'s President or Secretary, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of Light Inc. and the Acquired Fund contained in this Agreement are true and correct in all material respects (without giving effect to any materiality qualification included in such representation and warranties) at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement or set forth in writing in a disclosure schedule delivered to the Acquiring Fund prior to the execution of this Agreement, that each of the conditions to closing in this Section 7 have been met, and as to such other matters as the Acquiring Fund shall reasonably request;

     7.4 The Acquired Fund shall have delivered to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund, substantially in the form attached to this Agreement as Annex B, concerning certain tax-related matters with respect to the Acquired Fund;

     7.5 The Board of Directors of the Light Inc. shall have determined that the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing the Acquired Fund Shareholders would not be diluted as a result of the Reorganization; and

     7.6 The Acquiring Fund shall have received an opinion of counsel from Venable, LLP, special Maryland counsel, dated as of the Closing Date, in form and substance reasonably satisfactory to the Acquiring Fund to the effect that (a) Light Inc. is a corporation validly existing under the laws of the State of Maryland, (b) the Acquired Fund is a legally designated, separate series of Light Inc., and (c) this Agreement has been duly authorized by all required corporate action on the part of Light Inc. and the Acquired Fund and constitutes a legal and binding obligation of Light Inc. on behalf of the Acquired Fund, enforceable in accordance with its terms.

8.   FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below are not satisfied as of the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund Shareholders in accordance with the provisions of Light Inc.'s Articles of Incorporation and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

     8.4 Each of the Acquiring Trust's Registration Statement on Form N-14 and the post-effective amendment to the Acquiring Trust's Registration Statement on Form N-1A adding the Acquiring Fund as a series of the Acquiring Trust (and reflecting the Acquiring Fund as the accounting successor of the Acquired Fund) shall have become effective under the Securities Act and no stop orders suspending the effectiveness of either of such Registration Statements shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

     8.5 The parties shall have received an opinion of Wilmer Cutler Pickering Hale and Dorr LLP, satisfactory to the Acquired Fund and the Acquiring Trust, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither of the Acquiring Trust and the Acquired Fund may waive the conditions set forth in this Paragraph 8.5.

9.   BROKERAGE FEES AND EXPENSES

     9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The parties have been informed by John Hancock Advisers, LLC that it will pay the expenses, including the cost of "tail" directors and officers insurance coverage, of the Acquired Fund incurred by or on behalf of the Acquired Fund in connection with the Reorganization whether or not the Reorganization is completed; provided, that John Hancock Advisers, LLC will not pay for any such expenses beyond the aggregate amount of $200,000. The parties have been informed by Light Index Investment Company that it will pay any expenses incurred by or on behalf of the Acquired Fund in connection with the Reorganization in excess of $200,000.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Acquiring Fund and the Acquired Fund each agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and consequently, after the Closing, no party shall have recourse against any other party (or John Hancock Advisers, LLC) with respect to a breach of such representation and warranties.

11.  TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

          (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date that has not been cured within ten (10) business days after written notice thereof;

          (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

          (c) by resolution of the Acquiring Trust's Board of Trustees, including a majority of the Trustees who are not affiliated with John Hancock Advisers, LLC, if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders;

          (d) by resolution of Light Inc.'s Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund or the Acquired Fund Shareholders; or

          (e) if the transactions contemplated by this Agreement shall not have occurred on or prior to June 30, 2005 or such other date as the parties may mutually agree upon in writing.

     11.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, or the Acquired Fund, or the Trustees, directors or officers of the Acquiring Trust or Light Inc., but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.  AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Trust; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to the detriment of the Acquired Fund Shareholders without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.  NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to (i) the Acquired Fund, c/o Henry Hewitt, with copies to Light Index Investment Company, 700 Court A, Tacoma, Washington 98402, Attention: Henry Hewitt, and Kirkland & Ellis LLP, 200 East Randolph Drive, Chicago, Illinois 60601, Attention: Scott A. Moehrke, and (ii) the Acquiring Fund c/o John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, Massachusetts 02199, Attention: Susan S. Newton, with copies to Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: David C. Phelan.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 It is expressly agreed that the obligations of the Acquiring Trust or Light Inc. shall not be binding upon any of their respective trustees, directors, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the instruments governing the Acquiring Trust and the Acquired Fund, respectively. The execution and delivery of this Agreement have been authorized by the trustees of the Acquiring Trust and the directors of Light Inc., and this Agreement has been executed by the authorized officers of the Acquiring Trust and Light Inc, and neither such authorization by such trustees and directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or shall impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the instruments governing the Acquiring Trust and Light Inc., respectively.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary, Assistant Secretary or other authorized officer.

                                  LIGHT REVOLUTION FUND Inc.,
                                  on behalf of its Series, LIGHT
Attest:                           REVOLUTION FUND
By:                               By:
  -------------------------          -------------------------
Name:                             Name:
Title:                            Title:

                                  JOHN HANCOCK EQUITY TRUST, on behalf
                                  of JOHN HANCOCK TECHNOLOGY
Attest:                           LEADERS FUND

By:                               By:
  -------------------------          -------------------------
Name:                             Name:
Title:                            Title:

                                                                        Annex A

Tax Representation Certificate of
JOHN HANCOCK TECHNOLOGY LEADERS FUND

This certificate is being delivered in connection with the transaction to be effected pursuant to the Agreement and Plan of Reorganization (the "Agreement") made as of May 9, 2005 between John Hancock Equity Trust, a Massachusetts business trust (the "Acquiring Trust") on behalf of its series, John Hancock Technology Leaders Fund ("Acquiring Fund") and Light Revolution Fund, Inc., a Maryland corporation, on behalf of its series Light Revolution Fund. ("Acquired Fund"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of the Assumed Liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

The undersigned officer of Acquiring Trust, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations, on behalf of Acquiring Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meaning ascribed to them in the Agreement.

1. Acquiring Fund is a series of John Hancock Equity Trust, a business trust established under the laws of the Commonwealth of Massachusetts and Acquiring Fund is, and has been at all times, treated as a separate corporation for federal income tax purposes. Acquiring Fund was newly organized solely for the purpose of effecting the transaction and continuing thereafter to operate as a regulated investment company within the meaning of Section 851 of the Code. Prior to the transaction, Acquiring Fund did not and will not engage in any business activities or hold any assets. There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than those issued to John Hancock Advisers, LLC or one of its affiliates in connection with the creation of Acquiring Fund.

2. Neither Acquiring Fund nor any person treated as related to Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) nor any partnership of which Acquiring Fund or any such related person is a partner has any plan or intention to redeem or otherwise acquire any of the Acquiring Fund Shares received by shareholders of Acquired Fund in the transaction except in the ordinary course of Acquiring Fund's business in connection with its legal obligation under Section 22(e) of the Investment Company Act of 1940, as amended (the "1940 Act"), as a registered open-end investment company to redeem its own shares.

3. After the transaction, Acquiring Fund will continue the historic business (as defined in Treasury Regulation Section 1.368-1(d)(2)) of Acquired Fund or will use a significant portion of the historic business assets (as defined in Treasury Regulation Section 1.368-1(d)(3)) acquired from Acquired Fund in the ordinary course of a business.

4. Acquiring Fund has no plan or intention to sell or otherwise dispose of any assets of Acquired Fund acquired in the transaction, except for dispositions made in the ordinary course of its business or to maintain its qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

5. Any expenses of Acquired Fund incurred in connection with the transaction which are paid or assumed by Acquiring Fund will be expenses of Acquired Fund solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquiring Fund will not pay or assume expenses, if any, incurred by any Acquired Fund Shareholders in connection with the transaction.

6. There is no, and never has been any, indebtedness between Acquiring Fund and Acquired Fund.

7. Acquiring Fund will properly elect to be treated as a regulated investment company under Subchapter M of the Code and will qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for all taxable years ending after the date of the transaction.

8. Acquiring Fund meets the requirements of a regulated investment company in
Section 368(a)(2)(F) of the Code.

9. Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

10. Acquiring Fund does not now own and has never owned, directly or indirectly, any shares of Acquired Fund.

11. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Acquired Fund Liabilities assumed by Acquiring Fund. Acquiring Fund will not furnish any consideration in connection with the acquisition of Acquired Fund's assets other than the assumption of such Acquired Fund Liabilities and the issuance of such Acquiring Fund Shares.

12. Immediately following the transaction, Acquired Fund Shareholders will own all of the outstanding Acquiring Fund Shares, other than those issued to John Hancock Advisers, LLC or one of its affiliates in connection with the creation of the Acquiring Fund which will represent less than 1% of the outstanding shares, and will own such shares solely by reason of their ownership of the Acquired Fund Shares immediately prior to the transaction. Acquiring Fund has no plan or intention to issue as part of the transaction any shares of Acquiring Fund other than the Acquiring Fund Shares issued in exchange for Acquired Fund assets.

13. The transaction is being undertaken for valid and substantive business purposes, including facilitating the Acquired Fund becoming a member of the JHA family of funds, which, in the long term, is intended to result in lower expenses and increased assets.

14. No Acquired Fund Shareholder is acting as agent for Acquiring Fund in connection with the transaction or approval thereof. Acquiring Fund will not reimburse any Acquired Fund Shareholder for Acquired Fund Shares such shareholder may have purchased or for other obligations such shareholder may have incurred.

15. Acquiring Fund has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock in the Acquiring Fund.

                                    * * * * *

The undersigned officer of Acquiring Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquiring Fund. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate in any material respect, the undersigned agrees to deliver immediately to Wilmer Cutler Pickering Hale and Dorr LLP immediately a written notice to that effect.

                                    JOHN HANCOCK EQUITY TRUST, on behalf of
                                    JOHN HANCOCK TECHNOLOGY LEADERS FUND


                                    By:
                                      -----------------------------------------

                                      Name:
                                            -----------------------------------

                                     Title: ------------------------------------


Dated: June 17, 2005

                                                                        Annex B

Tax Representation Certificate of
LIGHT REVOLUTION FUND

This certificate is being delivered in connection with the transaction to be effected pursuant to the Agreement and Plan of Reorganization (the "Agreement") made as of May 9, 2005 between John Hancock Equity Trust, a Massachusetts business trust, on behalf of its series, John Hancock Technology Leaders Fund ("Acquiring Fund"), and Light Revolution Fund, Inc., a Maryland corporation ("Light, Inc.") on behalf of its series, Light Revolution Fund ("Acquired Fund"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of the Assumed Liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

The undersigned officer of Light, Inc., after consulting with its counsel, auditors, and tax advisers regarding the meaning of and factual support for the following representations, on behalf of Acquired Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meaning ascribed to them in the Agreement.

1. Acquired Fund is a series of Light, Inc., a corporation incorporated under the laws of the State of Maryland, and Acquired Fund is, and has been at all times, treated as a separate corporation for federal income tax purposes.

2. As of the date of the transaction, the fair market value of the Acquiring Fund Shares received by each shareholder that holds shares of Acquired Fund (the "Acquired Fund Shares") will be approximately equal to the fair market value of the Acquired Fund Shares with respect to which such Acquiring Fund Shares are received, and the aggregate consideration received by Acquired Fund Shareholders in exchange for their Acquired Fund Shares will be approximately equal to the fair market value of all of the outstanding Acquired Fund Shares immediately prior to the transaction. No property other than Acquiring Fund Shares will be distributed to shareholders of Acquired Fund in exchange for their Acquired Fund Shares, nor will any such shareholder receive cash or other property as part of the transaction.

3. Neither Acquired Fund nor any person "related" to Acquired Fund (as defined in Treasury Regulation Section 1.368-1(e)(3)) nor any partnership in which Acquired Fund or any such related person is a partner has redeemed, acquired or otherwise made any distributions with respect to any shares of the Acquired Fund as part of the transaction, or otherwise pursuant to a plan of which the transaction is a part, other than redemptions and distributions made in the ordinary course of Acquired Fund's business as an open-end investment company. To the best knowledge of management of Acquired Fund, there is no plan or intention on the part of shareholders of Acquired Fund to engage in any transaction with Acquired Fund, the Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) or any partnership in which Acquired Fund, Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) is a partner involving the sale, redemption or exchange of any of the Acquired Fund Shares or any of the Acquiring Fund Shares to be received in the transaction, as the case may be, other than in the ordinary course of Acquired Fund's business as a series of an open-end investment company.

4. In the transaction, Acquired Fund will transfer its assets and Acquired Fund Liabilities to Acquiring Fund such that immediately following the transfer, Acquiring Fund will possess all of the same assets and liabilities as were possessed by Acquired Fund immediately prior to the transaction, except for assets used to pay expenses incurred in connection with the transaction and assets distributed to shareholders in redemption of their shares immediately preceding, or in contemplation of, the transaction (other than redemptions and distributions made in the ordinary course of Acquired Fund's business as an open-end investment company) which assets, constitute less than 1% of the net assets of Acquired Fund.

5. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Acquired Fund Liabilities assumed by Acquiring Fund. Acquired Fund will not receive any consideration from Acquiring Fund in connection with the acquisition of Acquired Fund's assets other than the assumption of such Acquired Fund Liabilities and the issuance of such Acquiring Fund Shares.

6. The Acquired Fund Liabilities assumed by Acquiring Fund plus the liabilities, if any, to which the transferred assets are subject were incurred by Acquired Fund in the ordinary course of its business. Acquired Fund does not have any liabilities of any kind other than the Acquired Fund Liabilities assumed by the Acquiring Fund.

7. As of the date of the transaction, the adjusted basis and the fair market value of the Acquired Fund assets transferred to Acquiring Fund will equal or exceed the Acquired Fund Liabilities assumed by Acquiring Fund within the meaning of Section 357(d) of the Internal Revenue Code of 1986, as amended (the "Code").

8. Acquired Fund currently conducts its historic business within the meaning of Treasury Regulation Section 1.368-1(d)(2), which provides that, in general, a corporation's historic business is the business it has conducted most recently, but does not include a business that the corporation enters into as part of a plan of reorganization. The Acquired Fund assets transferred to Acquiring Fund will be Acquired Fund's historic business assets within the meaning of Treasury Regulation Section 1.368-1(d)(3), which provides that a corporation's historic business assets are the assets used in its historic business.

9. Acquired Fund will distribute to its shareholders the Acquiring Fund Shares it receives pursuant to the transaction, and its other properties, if any, and will be liquidated promptly thereafter.

10. The expenses of Acquired Fund incurred by it in connection with the transaction which are to be assumed by Acquiring Fund, if any, will be only such expenses that are solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquired Fund will not pay any expenses incurred by its shareholders in connection with the transaction.

11. There is no, and never has been any, indebtedness between Acquiring Fund and Acquired Fund.

12. Acquired Fund has properly elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for each taxable year since inception, and qualifies as such as of the time of the Closing on the Closing Date.

13. Acquired Fund meets the requirements of a regulated investment company in
Section 368(a)(2)(F) of the Code.

14. Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

15. Immediately following the transaction, Acquired Fund Shareholders will own all of the outstanding Acquiring Fund Shares issued to Acquired Fund pursuant to the transaction and will own such shares solely by reason of their ownership of the Acquired Fund Shares immediately prior to the transaction.

16. The transaction is being undertaken for valid and substantial business purposes, including facilitating the Acquired Fund becoming a member of the JHA family of funds, which, in the long term, is intended to result in lower expenses and increased assets.

17. Acquired Fund has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock in the Acquired Fund.

                                    * * * * *

The undersigned officer of Acquired Fund is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquired Fund. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver immediately to Wilmer Cutler Pickering Hale and Dorr LLP a written notice to that effect.

                                    LIGHT REVOLUTION FUND, INC., on behalf
                                    of its Series, LIGHT REVOLUTION FUND


                                    By: ________________________________________

                                        Name: __________________________________

                                        Title: _________________________________


Dated: June 17, 2005

                              ------------------
                                     Thank
                                      You
                                  for mailing
                                   your proxy
                                card promptly!
                              ------------------


[LOGO]                                                John Hancock Funds, LLC
JOHN HANCOCK                                          MEMBER NASD
WORDWIDE SPONSOR                                      101 Huntington Avenue
                                                      Boston, MA 02199-7603

                                                      1-800-225-5291
                                                      1-800-554-6713 TDD
                                                      1-800-338-8080 EASI-Line

                                                      www.jhfunds.com

                                                      Mutual Funds
                                                      Institutional Services
                                                      Private Managed Accounts
                                                      Retirement Plans


                                                                           060PX

Light Revolution Fund, Inc.
SPECIAL MEETING OF SHAREHOLDERS -- June 15, 2005
PROXY SOLICITATION BY THE BOARD OF TRUSTEES

The undersigned, revoking previous proxies, hereby appoints Henry Hewitt with full power of substitution in each, to vote all the shares of beneficial interest of Light Revolution Fund, Inc. (your fund) which the undersigned is
(are) entitled to vote at the Special Meeting of Shareholders (the "Meeting") of your fund to be held at the offices of 700 Court A, Tacoma, Washington on Wednesday, June 15, 2005 at 9:00 a.m., local time, and any adjournment(s) of the Meeting. All powers may be exercised by a majority of all proxy holders or substitutes voting or acting, or, if only one votes and acts, then by that one. Receipt of the Proxy Statement dated May 9, 2005 is hereby acknowledged.


                                   PLEASE SIGN, DATE AND RETURN PROMPTLY
                                         IN THE ENCLOSED ENVELOPE

                                       Date __________________, 2005

                                  ----------------------------------------


                                  ----------------------------------------
                                  Signature(s)           (Sign in the Box)

                                  NOTE: Signature(s) should agree with the name(s) printed herein. When signing as attorney, executor, administrator, trustee or guardian, please give your full name as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

                                                                       JH/LRF lp

                                                     VOTE THIS PROXY CARD TODAY!
                                                  YOUR PROMPT RESPONSE WILL SAVE
                                              THE EXPENSE OF ADDITIONAL MAILINGS


Please fill in box as shown using black or blue ink or number 2 pencil. PLEASE
DO NOT USE FINE POINT PENS.   [X]


THIS PROXY WILL BE VOTED IN FAVOR OF ("FOR") PROPOSAL 1 IF NO SPECIFICATION IS MADE BELOW. AS TO ANY OTHER MATTER, THE PROXY OR PROXIES WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT.



                                                                  FOR   AGAINST   ABSTAIN

(1)  To approve an Agreement and Plan of Reorganization           |_|     |_|       |_|
     between Light Revolution Fund ("your fund") and John
     Hancock Technology Leaders Fund (the "John Hancock
     Fund"). Under this Agreement, as more fully described
     in the accompanying proxy statement, your fund will
     transfer all of its assets to the John Hancock Fund in
     exchange for Class A shares of the John Hancock Fund, a
     newly-created fund with substantially similar
     investment objectives and policies as your fund.



           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD

                                                                       JH/LRF lp

                      JOHN HANCOCK TECHNOLOGY LEADERS FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 9, 2005

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Proxy Statement and Prospectus dated May 9, 2005 ("Proxy Statement and Prospectus"), which covers Class A shares of beneficial interest of John Hancock Technology Leaders Fund ("John Hancock Fund"), a newly created series of John Hancock Equity Trust, to be issued in exchange for shares of common stock of Light Revolution Fund, a series of Light Revolution Fund, Inc. Please retain this SAI for further reference.


The Prospectus is available to you free of charge (please call 1-800- 225-5291).

INTRODUCTION                                                                   2
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE                               2
ADDITIONAL INFORMATION ABOUT THE JOHN HANCOCK FUND                             2
         FUND HISTORY                                                          2
         DESCRIPTION OF THE FUND AND ITS INVESTMENT RISK                       2
         MANAGEMENT OF THE FUND                                                2
         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                   3
         INVESTMENT ADVISORY AND OTHER SERVICES                                3
         PORTFOLIO MANAGERS                                                    3
         BROKERAGE ALLOCATION AND OTHER PRACTICES                              3
         CAPITAL STOCK AND OTHER SECURITIES                                    3
         PURCHASE, REDEMPTION AND PRICING OF SHARES                            3
         TAXATION OF THE FUND                                                  3
         UNDERWRITERS                                                          3
         CALCULATION OF PERFORMANCE DATA                                       3
         FINANCIAL STATEMENTS                                                  3
ADDITIONAL INFORMATION ABOUT LIGHT REVOLUTION FUND                             4
         FUND HISTORY                                                          4
         DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS                      4
         MANAGEMENT OF THE FUND                                                4
         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                   4
         INVESTMENT ADVISORY AND OTHER SERVICES                                4
         PORTFOLIO MANAGERS                                                    4
         BROKERAGE ALLOCATION AND OTHER PRACTICES                              4
         CAPITAL STOCK AND OTHER SECURITIES                                    4
         PURCHASE, REDEMPTION AND PRICING OF SHARES                            4
         TAXATION OF THE FUND                                                  5
         UNDERWRITERS                                                          5
         CALCULATION OF PERFORMANCE DATE                                       5
         FINANCIAL STATEMENTS                                                  5

                                  INTRODUCTION



         This SAI is intended to supplement the information provided in the Proxy Statement and Prospectus dated May 9, 2005 relating to the proposed reorganization of Light Revolution Fund into the John Hancock Fund, and the solicitation by the management of Light Revolution Fund of proxies to be voted at the special meeting of shareholders of Light Revolution Fund to be held on June 15, 2005.


                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

         The following documents are incorporated by reference into this SAI. Shareholders will receive a copy of each document that is incorporate by reference upon any request to receive a copy of this SAI:

         Light Revolution Fund's Statement of Additional Information (file nos. 333-45509; 811-8535), filed with the Securities and Exchange Commission on February 25, 2005 (accession number: 0000909012-05-000209)

         Light Revolution Fund's Annual Report for the fiscal year ended October 31, 2004 (file no. 811-8535), filed with the Securities and Exchange Commission on January 20, 2005 (accession number:0001162044-05-000018)


         John Hancock Fund's Statement of Additional Information (file nos. 2-92548; 811-40479), filed with the Securities and Exchange Commission on May 9, 2005 (accession number: 0001010521-05-000181)


         Pro forma financial statements are not included since Light Revolution Fund is being combined with the John Hancock Fund, which is newly created and does not have material assets or liabilities.

                          ADDITIONAL INFORMATION ABOUT
                              LIGHT REVOLUTION FUND


FUND HISTORY

         For additional information about Light Revolution Fund generally and its history, see "Fund Organization" in Light Revolution Fund's Statement of Additional Information.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

         For additional information about the Light Revolution Fund's investment objective, policies, risks and restrictions, see "Investment Restrictions" and "Implementation of Investment Objective" in Light Revolution Fund's Statement of Additional Information.

MANAGEMENT OF THE FUND

         For additional information about Light Revolution Fund's Board of Directors and officers, see "Directors and Officers" in Light Revolution Fund's Statement of Additional Information.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         For additional information about ownership of shares of Light Revolution Fund, see "Principal Shareholders" in Light Revolution Fund's Statement of Additional Information.

INVESTMENT ADVISORY AND OTHER SERVICES

         For additional information about advisory and other services, see "Investment Adviser," "Custodian," "Transfer Agent and Dividend-Disbursing Agent," "Distributor and Plan of Distribution," and "Independent Accountants" in Light Revolution Fund's Statement of Additional Information.

PORTFOLIO MANAGERS

         Additional information about Light Revolution Fund's portfolio managers is not disclosed in Light Revolution Fund's Statement of Additional Information because this information was not required at such time.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         For additional information about Light Revolution Fund's brokerage allocation practices, see "Fund Transactions and Brokerage" in Light Revolution Fund's Statement of Additional Information.

CAPITAL STOCK AND OTHER SECURITIES

         For additional information about the voting rights and other characteristics of Light Revolution Fund's shares, see "Fund Organization" in Light Revolution Fund's Statement of Additional Information.

PURCHASE, REDEMPTION AND PRICING OF SHARES

         For additional information about share purchase, redemption and pricing of Light Revolution Fund's shares, see "Purchase, Exchange and Pricing of Shares" and "Redemptions in King" in Light Revolution Fund's Statement of Additional Information.

TAXATION OF THE FUND

         For additional information about tax matters, see "Taxation of the Fund" in Light Revolution Fund's Statement of Additional Information.

UNDERWRITERS

         For additional information, see "Distributor and Plan of Distribution" in Light Revolution Fund's Statement of Additional Information.

CALCULATION OF PERFORMANCE DATA
          Not applicable.

FINANCIAL STATEMENTS

         For additional information, see "Independent Accountants" and "Financial Statements" in Light Revolution Fund's Statement of Additional Information.

                          ADDITIONAL INFORMATION ABOUT
                                JOHN HANCOCK FUND


FUND HISTORY

         For additional information about the John Hancock Fund generally and its history, see "Organization of the Fund" in the John Hancock Fund Statement of Additional Information.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

         For additional information about John Hancock Fund's investment objective, policies, risks and restrictions see "Investment Objectives and Policies" and "Investment Restrictions" in the John Hancock Fund Statement of Additional Information.

MANAGEMENT OF THE FUND

         For additional informational about John Hancock Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the John Hancock Fund Statement of Additional Information.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         For additional information about ownership of shares of John Hancock Fund, see "Those Responsible for Management" in the John Hancock Fund Statement of Additional Information.

INVESTMENT ADVISORY AND OTHER SERVICES

         For additional information, see "Investment Advisory and Other Services," "Transfer Agent Services," "Custody of Portfolio" and "Independent Auditors" in the John Hancock Fund Statement of Additional Information.

PORTFOLIO MANAGERS

         For additional information, see "Additional Information About the Fund's Portfolio Manager" in the John Hancock Fund Statement of Additional Information.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         For additional information about John Hancock Fund's brokerage allocation practices, see "Brokerage Transactions" in the John Hancock Fund Statement of Additional Information

CAPITAL STOCK AND OTHER SECURITIES

         For additional information about the voting rights and other characteristics of shares of beneficial interest of John Hancock Fund, see "Description of the Fund's Shares" in the John Hancock Fund Statement of Additional Information.

PURCHASE, REDEMPTION AND PRICING OF SHARES

         For additional information about purchase, redemption and pricing, see "Net Asset Value," "Initial Sales Charge on Class A Shares," "Deferred Sales Charge on Class B and Class C Shares," "Special Redemptions," "Additional Services and Programs" and "Purchase and Redemptions through Third Parties" in the John Hancock Fund Statement of Additional Information.

TAXATION OF THE FUND

         For additional information about tax matters, see "Tax Status" in the John Hancock Fund Statement of Additional Information.

UNDERWRITERS

         For additional information about John Hancock Fund's principal underwriter and distribution plans, see "Distribution Contracts" and "Sales Compensation" in the John Hancock Fund Statement of Additional Information.

CALCULATION OF PERFORMANCE DATA

         For additional information about the investment performance of John Hancock Fund, see "Calculation of Performance" in the John Hancock Fund Statement of Additional Information.

FINANCIAL STATEMENTS

          Not applicable. John Hancock Fund is a newly created series and has not commenced operations as of the date of this SAI.